CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income (loss)	$ 77,509	$ 26,198	$ (20,200)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	415,442	527,371	391,253
Disbursements for loans held for sale	(378,323)	(512,734)	(376,694)
Provision for loan losses	(3,988)	6,887	27,946
Deferred federal income tax expense (benefit)	(57,550)	0	201
Deferred loan fees	17	(392)	(449)
Depreciation, amortization of intangible assets and premiums and accretion of discounts on securities and loans	(2,197)	(4,718)	(11,301)
Write-down of property and equipment held for sale	0	860	0
Net gains on mortgage loans	(10,022)	(17,323)	(9,262)
Net gains on securities	(395)	(1,226)	(249)
Securities impairment recognized in earnings	26	339	760
Net losses on other real estate and repossessed assets	1,237	2,854	5,824
Vehicle service contract counterparty contingencies	4,837	1,629	11,048
Share based compensation	1,238	869	1,208
Net gain on branch sale	0	(5,402)	0
(Increase) decrease in accrued income and other assets	7,747	(2,425)	16,872
Increase (decrease) in accrued expenses and other liabilities	(3,508)	6,606	(1,551)
Total Adjustments	(25,439)	3,195	55,606
Net Cash From Operating Activities	52,070	29,393	35,406
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	2,940	37,176	70,322
Proceeds from the maturity of securities available for sale	29,866	83,190	3,983
Principal payments received on securities available for sale	43,702	23,765	9,282
Purchases of securities available for sale	(332,060)	(192,726)	(173,186)
Purchases of interest bearing deposits	(20,260)	0	0
Proceeds from the maturity of interest bearing deposits	2,142	0	0
Redemption of Federal Home Loan Bank and Federal Reserve Bank stock	0	334	2,802
Purchase of Federal Reserve Bank stock	(2,581)	0	0
Net decrease in portfolio loans (loans originated, net of principal payments)	33,192	90,952	196,558
Net proceeds from the sale of watch, substandard and non-performing loans	6,721	0	0
Net cash from (paid for) branch sale	3,292	(339,995)	0
Proceeds from the collection of vehicle service contract counterparty receivables	6,751	7,413	1,613
Proceeds from the sale of other real estate and repossessed assets	13,546	19,331	18,638
Proceeds from the sale of property and equipment	52	1,958	224
Capital expenditures	(8,371)	(5,293)	(2,779)
Net Cash From (Used in) Investing Activities	(221,068)	(273,895)	127,457
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Net increase (decrease) in total deposits	105,269	96,428	(165,713)
Net increase (decrease) in other borrowings	4	0	(7)
Proceeds from Federal Home Loan Bank advances	100	12,000	31,000
Payments of Federal Home Loan Bank advances	(541)	(27,762)	(68,638)
Redemption of convertible preferred stock and common stock warrant	(81,000)	0	0
Share based compensation withholding obligations	(513)	0	0
Net increase (decrease) in vehicle service contract counterparty payables	(3,636)	1,092	(5,106)
Redemption of subordinated debt	(9,452)	0	0
Proceeds from issuance of common stock	98,066	1,418	1,335
Net Cash From (Used in) Financing Activities	108,297	83,176	(207,129)
Net Decrease in Cash and Cash Equivalents	(60,701)	(161,326)	(44,266)
Cash and Cash Equivalents at Beginning of Year	179,782	341,108	385,374
Cash and Cash Equivalents at End of Year	119,081	179,782	341,108
Cash paid during the year for
Interest	15,914	11,052	18,729
Income taxes	43	292	59
Transfers to other real estate and repossessed assets	6,932	14,276	19,091
Transfer of payment plan receivables to vehicle service contract counterparty receivables	792	1,469	8,874
Purchase of securities available for sale and interest bearing deposits - time not yet settled	4,146	0	0
Transfers to loans held for sale	0	47,954	0
Transfers to property and equipment held for sale	0	13,033	0
Transfers to deposits held for sale	$ 0	$ 403,089	$ 0